Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.7%)
	Ecolab Inc.	18,062	5,004
	Fastenal Co.	45,994	2,284
	Avery Dennison Corp.	6,559	1,126
	Southern Copper Corp.	8,015	770
	Cabot Corp.	6,889	562
*	Constellium SE	28,914	419
	CF Industries Holdings Inc.	2,917	253
	Sylvamo Corp.	5,475	252
	Innospec Inc.	2,484	217
	Sensient Technologies Corp.	1,328	151
	Olin Corp.	4,378	104
			11,142
Consumer Discretionary (20.6%)
	NIKE Inc. Class B	86,944	6,727
	Walmart Inc.	64,438	6,249
	Target Corp.	59,023	5,665
*	Spotify Technology SA	7,737	5,276
	Costco Wholesale Corp.	5,312	5,011
	TJX Cos. Inc.	35,576	4,860
*	Airbnb Inc. Class A	26,530	3,463
*	Netflix Inc.	1,976	2,388
	Expedia Group Inc.	10,980	2,359
	Ralph Lauren Corp.	7,361	2,186
*	Ulta Beauty Inc.	3,585	1,766
	Best Buy Co. Inc.	22,601	1,664
	Williams-Sonoma Inc.	8,682	1,634
*	Deckers Outdoor Corp.	13,565	1,623
	Rollins Inc.	27,488	1,554
*	Abercrombie & Fitch Co. Class A	16,508	1,544
*	Mattel Inc.	83,533	1,529
	Electronic Arts Inc.	8,515	1,464
*	Rush Street Interactive Inc.	60,784	1,355
*	BJ's Wholesale Club Holdings Inc.	13,484	1,317
*	Grand Canyon Education Inc.	5,999	1,209
	Dick's Sporting Goods Inc.	5,677	1,208
*	Chewy Inc. Class A	28,965	1,186
*	Dollar Tree Inc.	10,666	1,164
	John Wiley & Sons Inc. Class A	23,371	948
	Genuine Parts Co.	6,067	845
	eBay Inc.	8,975	813
*	Lululemon Athletica Inc.	3,964	802
	New York Times Co. Class A	13,343	798
	Interface Inc.	25,793	689
*	Coupang Inc.	22,849	653
*	NVR Inc.	73	593
	Rush Enterprises Inc. Class A	10,215	586
	LCI Industries	5,326	561
*	National Vision Holdings Inc.	24,233	556
	Buckle Inc.	9,766	553
	Perdoceo Education Corp.	15,954	522
*	Universal Technical Institute Inc.	19,220	511
	Monarch Casino & Resort Inc.	4,814	502
	Steven Madden Ltd.	16,970	493
*	Stitch Fix Inc. Class A	90,671	480
*	Arlo Technologies Inc.	25,854	450
	Cricut Inc. Class A	78,899	450
*	Laureate Education Inc.	15,936	438
*	Sonos Inc.	31,456	438
*	Under Armour Inc. Class C	85,942	423

		Shares	Market Value ($000)
*	American Public Education Inc.	13,808	417
	PriceSmart Inc.	3,780	405
*	Funko Inc. Class A	115,601	400
*	ODP Corp.	19,567	396
	HNI Corp.	8,646	389
	Carter's Inc.	13,267	379
	Interparfums Inc.	3,133	360
	Build-A-Bear Workshop Inc.	5,771	351
*	G-III Apparel Group Ltd.	12,753	344
	Haverty Furniture Cos. Inc.	15,017	339
*	On Holding AG Class A	7,487	338
*	Liquidity Services Inc.	12,408	330
*	Stride Inc.	1,815	296
	Ethan Allen Interiors Inc.	9,850	291
	MillerKnoll Inc.	13,080	276
*	YETI Holdings Inc.	7,830	275
	Global Industrial Co.	6,731	251
*	Udemy Inc.	36,323	249
*	Lyft Inc. Class A	15,195	246
*	Adtalem Global Education Inc.	1,826	239
*	Coty Inc. Class A	54,128	232
*	DraftKings Inc. Class A	4,200	202
*	Zumiez Inc.	10,873	187
*	Dorman Products Inc.	1,096	177
*	Helen of Troy Ltd.	6,960	171
*	XPEL Inc.	4,247	158
*	Gentherm Inc.	4,120	152
*	ThredUP Inc. Class A	13,620	147
	Matthews International Corp. Class A	5,130	126
*	Take-Two Interactive Software Inc.	514	120
	RCI Hospitality Holdings Inc.	3,050	114
*	United Airlines Holdings Inc.	1,007	106
*	Sun Country Airlines Holdings Inc.	7,590	101
	Ross Stores Inc.	662	97
*	QuinStreet Inc.	5,370	84
			86,250
Consumer Staples (6.5%)
	PepsiCo Inc.	47,606	7,077
	Kimberly-Clark Corp.	20,506	2,648
	Kroger Co.	31,655	2,147
*	Monster Beverage Corp.	28,663	1,789
*	Celsius Holdings Inc.	27,320	1,718
	Hershey Co.	8,675	1,594
	Coca-Cola Consolidated Inc.	11,639	1,365
	Kenvue Inc.	60,820	1,260
	Church & Dwight Co. Inc.	11,982	1,116
*	US Foods Holding Corp.	13,529	1,050
	Ingredion Inc.	7,153	927
*	Performance Food Group Co.	7,533	764
*	Boston Beer Co. Inc. Class A	2,567	567
	Nu Skin Enterprises Inc. Class A	44,501	542
	Pilgrim's Pride Corp.	11,702	520
*	National Beverage Corp.	12,146	511
	WD-40 Co.	2,079	449
	Ingles Markets Inc. Class A	4,565	309
	ACCO Brands Corp.	60,218	242
*	Honest Co. Inc.	49,844	197
	Casey's General Stores Inc.	336	166
*	Vita Coco Co. Inc.	4,533	162
	J & J Snack Foods Corp.	979	109
	Cal-Maine Foods Inc.	864	100
	Calavo Growers Inc.	3,582	98
			27,427
Energy (2.9%)
	EOG Resources Inc.	41,972	5,239
	Weatherford International plc	29,544	1,882
	TechnipFMC plc	27,376	1,006
*	Enphase Energy Inc.	15,402	581
*	Oceaneering International Inc.	23,597	576

		Shares	Market Value ($000)
*	ProPetro Holding Corp.	98,743	504
	Patterson-UTI Energy Inc.	84,836	493
*	NPK International Inc.	43,128	448
*	TETRA Technologies Inc.	94,380	443
	Berry Corp.	116,821	390
	Riley Exploration Permian Inc.	5,532	162
	Cactus Inc. Class A	3,175	133
*	Talos Energy Inc.	12,630	125
			11,982
Financials (14.6%)
	Ameriprise Financial Inc.	12,003	6,179
	State Street Corp.	23,279	2,676
	Northern Trust Corp.	18,110	2,378
	Equitable Holdings Inc.	37,925	2,020
	Bank of New York Mellon Corp.	18,789	1,984
	Globe Life Inc.	13,355	1,869
	First Citizens BancShares Inc. Class A	794	1,575
	SLM Corp.	49,675	1,554
	Primerica Inc.	5,578	1,502
	RenaissanceRe Holdings Ltd.	6,150	1,494
	WSFS Financial Corp.	22,141	1,291
	Wells Fargo & Co.	14,675	1,206
	Zions Bancorp NA	20,550	1,192
	Hartford Insurance Group Inc.	8,821	1,167
	OFG Bancorp	25,719	1,151
*	Genworth Financial Inc.	133,476	1,144
	Citizens Financial Group Inc.	21,348	1,116
*	Axos Financial Inc.	12,125	1,106
	Popular Inc.	8,408	1,056
	SEI Investments Co.	11,452	1,011
*	Bancorp Inc.	13,043	994
	Pathward Financial Inc.	11,762	935
	Cboe Global Markets Inc.	3,779	892
	Bank of NT Butterfield & Son Ltd.	19,525	881
*	Customers Bancorp Inc.	12,249	878
	Willis Towers Watson plc	2,606	852
	Broadridge Financial Solutions Inc.	3,065	783
	Commerce Bancshares Inc.	12,544	777
	City Holding Co.	5,707	733
	First BanCorp (XNYS)	31,370	697
	CNO Financial Group Inc.	16,510	652
*	NMI Holdings Inc.	16,581	652
	MarketAxess Holdings Inc.	3,357	617
	BOK Financial Corp.	5,496	612
	Ameris Bancorp	8,138	596
	Northeast Bank	5,088	563
	Park National Corp.	3,097	532
	Central Pacific Financial Corp.	16,488	516
	First Hawaiian Inc.	19,693	511
	Old Republic International Corp.	12,691	507
	Westamerica BanCorp	9,956	498
	Cathay General Bancorp	9,950	497
	Unum Group	6,935	484
	Preferred Bank	4,977	470
	Universal Insurance Holdings Inc.	19,192	468
	First Horizon Corp.	20,064	453
	Diamond Hill Investment Group Inc.	3,044	444
*	Texas Capital Bancshares Inc.	4,858	421
	Kemper Corp.	7,592	407
	W R Berkley Corp.	5,561	399
	Hanmi Financial Corp.	15,432	388
	Artisan Partners Asset Management Inc. Class A	8,091	379
	East West Bancorp Inc.	3,602	379
	Community Financial System Inc.	6,229	373
*	SiriusPoint Ltd.	19,090	357
	Corebridge Financial Inc.	10,104	351
	AMERISAFE Inc.	7,463	345
	Raymond James Financial Inc.	1,896	321
	Fidelis Insurance Holdings Ltd.	16,975	297

		Shares	Market Value ($000)
	Metropolitan Bank Holding Corp.	3,720	295
	Amalgamated Financial Corp.	10,140	293
	TriCo Bancshares	6,308	287
	Heritage Financial Corp.	11,710	286
	Enact Holdings Inc.	7,463	281
	Enterprise Financial Services Corp.	4,316	264
	Employers Holdings Inc.	5,727	248
	Mercury General Corp.	3,154	244
	OceanFirst Financial Corp.	13,216	243
	Independent Bank Corp.	7,365	242
	MGIC Investment Corp.	7,980	222
	Peapack-Gladstone Financial Corp.	7,569	220
	Bank of Hawaii Corp.	3,071	209
	S&T Bancorp Inc.	4,949	196
	Banc of California Inc.	11,431	193
	Univest Financial Corp.	5,229	166
	Bread Financial Holdings Inc.	2,310	153
	Investors Title Co.	611	152
	Great Southern Bancorp Inc.	2,370	150
	NB Bancorp Inc.	7,020	133
*	Heritage Insurance Holdings Inc.	4,722	108
	American Coastal Insurance Corp.	8,061	89
			61,256
Health Care (10.8%)
	Gilead Sciences Inc.	62,788	7,093
	Merck & Co. Inc.	69,437	5,841
	Zoetis Inc.	28,265	4,421
	Eli Lilly & Co.	5,725	4,194
*	IDEXX Laboratories Inc.	3,750	2,427
*	Illumina Inc.	21,466	2,146
*	Incyte Corp.	24,133	2,042
*	Alkermes plc	57,762	1,673
*	Penumbra Inc.	4,635	1,264
	ResMed Inc.	4,290	1,178
	Chemed Corp.	2,397	1,098
*	Dexcom Inc.	13,482	1,016
*	Medpace Holdings Inc.	2,100	999
*	Doximity Inc. Class A	13,280	902
	DENTSPLY SIRONA Inc.	57,272	819
*	10X Genomics Inc. Class A	46,894	657
*	Waters Corp.	2,149	649
*	MiMedx Group Inc.	74,702	530
*	Supernus Pharmaceuticals Inc.	10,897	492
*	Teladoc Health Inc.	60,208	465
*	Myriad Genetics Inc.	72,780	464
*	Exact Sciences Corp.	9,263	439
*	Tactile Systems Technology Inc.	30,796	410
*	Niagen Bioscience Inc.	41,069	407
*	Owens & Minor Inc.	77,265	379
*	Align Technology Inc.	2,337	332
*	Pacira BioSciences Inc.	11,555	308
*	Catalyst Pharmaceuticals Inc.	13,508	278
	SIGA Technologies Inc.	32,099	269
*	Option Care Health Inc.	9,144	262
*	Harmony Biosciences Holdings Inc.	6,247	230
	HealthStream Inc.	8,051	226
*	Aurinia Pharmaceuticals Inc.	18,801	225
*	Pediatrix Medical Group Inc.	12,035	207
*	Enhabit Inc.	24,817	195
*	Orthofix Medical Inc.	11,861	178
	iRadimed Corp.	2,075	150
*	Avanos Medical Inc.	10,011	119
*	ACADIA Pharmaceuticals Inc.	3,941	102
*	CorVel Corp.	874	78
			45,164
Industrials (20.4%)
	American Express Co.	17,880	5,923
	Cintas Corp.	27,627	5,803
	Trane Technologies plc	13,366	5,555

		Shares	Market Value ($000)
*	PayPal Holdings Inc.	70,496	4,948
	CH Robinson Worldwide Inc.	18,879	2,430
	Comfort Systems USA Inc.	2,997	2,108
*	Sterling Infrastructure Inc.	7,297	2,032
	3M Co.	12,988	2,020
	Donaldson Co. Inc.	22,877	1,823
	RPM International Inc.	13,987	1,753
	Valmont Industries Inc.	4,561	1,674
	Toro Co.	20,622	1,672
	MSC Industrial Direct Co. Inc. Class A	17,574	1,586
	WW Grainger Inc.	1,532	1,553
*	Builders FirstSource Inc.	10,941	1,517
	Veralto Corp.	13,808	1,466
	Landstar System Inc.	10,283	1,361
	Carlisle Cos. Inc.	3,475	1,341
	MSA Safety Inc.	7,616	1,299
	A O Smith Corp.	17,681	1,260
	EMCOR Group Inc.	1,967	1,220
*	TopBuild Corp.	2,866	1,206
	Paychex Inc.	8,455	1,179
	Louisiana-Pacific Corp.	12,285	1,168
	Lincoln Electric Holdings Inc.	4,636	1,125
	Applied Industrial Technologies Inc.	4,227	1,114
	Acuity Inc.	3,364	1,098
	PPG Industries Inc.	9,794	1,089
	Ferguson Enterprises Inc.	4,499	1,040
	Synchrony Financial	13,494	1,030
	Robert Half Inc.	26,929	1,005
	WESCO International Inc.	4,150	912
*	Legalzoom.com Inc.	75,860	841
	Franklin Electric Co. Inc.	8,306	813
*	Donnelley Financial Solutions Inc.	14,080	799
*	Generac Holdings Inc.	4,313	799
	Napco Security Technologies Inc.	20,867	794
	Armstrong World Industries Inc.	3,901	764
	Advanced Drainage Systems Inc.	5,154	742
	Genpact Ltd.	16,369	742
*	StoneCo. Ltd. Class A	44,475	733
*	Proto Labs Inc.	13,075	651
*	AMN Healthcare Services Inc.	30,382	631
	AptarGroup Inc.	4,433	617
	Cummins Inc.	1,536	612
	Jack Henry & Associates Inc.	3,719	607
	Graco Inc.	6,960	594
	Teekay Corp. Ltd.	72,366	593
	Kforce Inc.	17,774	579
	Enerpac Tool Group Corp.	13,654	578
*	Willdan Group Inc.	4,832	531
*	Payoneer Global Inc.	72,415	503
	Alamo Group Inc.	2,305	487
*	Zebra Technologies Corp. Class A	1,529	485
*	ExlService Holdings Inc.	11,036	483
	Lennox International Inc.	845	471
*	James Hardie Industries plc	22,290	449
	Fortune Brands Innovations Inc.	7,480	438
	Atkore Inc.	7,402	431
	Equifax Inc.	1,675	413
*	Modine Manufacturing Co.	2,418	329
*	Huron Consulting Group Inc.	2,232	306
	Old Dominion Freight Line Inc.	1,968	297
*	Target Hospitality Corp.	31,912	289
	Apogee Enterprises Inc.	6,447	284
	Heidrick & Struggles International Inc.	5,564	283
	Hyster-Yale Inc.	7,530	282
*	Hudson Technologies Inc.	26,941	274
	Hillenbrand Inc.	10,071	256
	Brunswick Corp.	4,011	255
	TriNet Group Inc.	3,451	250
*	Upwork Inc.	16,149	249
	ManpowerGroup Inc.	5,576	236

		Shares	Market Value ($000)
	Gorman-Rupp Co.	4,906	210
	Kelly Services Inc. Class A	14,040	200
	Teekay Tankers Ltd. Class A	3,901	192
*	Franklin Covey Co.	8,952	175
*	IBEX Holdings Ltd.	5,626	166
	Rockwell Automation Inc.	480	165
	Barrett Business Services Inc.	3,034	148
	REV Group Inc.	2,787	148
	Myers Industries Inc.	8,640	145
	Mesa Laboratories Inc.	1,890	128
	Ennis Inc.	6,972	127
	Albany International Corp. Class A	1,961	125
	CRA International Inc.	627	122
*	Astronics Corp.	2,848	104
	ICF International Inc.	943	93
	Hubbell Inc.	214	92
*	Core & Main Inc. Class A	1,410	91
	Cadre Holdings Inc.	2,649	82
			85,593
Technology (19.4%)
	Apple Inc.	32,330	7,505
*	Autodesk Inc.	22,192	6,984
*	Adobe Inc.	19,524	6,964
	KLA Corp.	7,773	6,778
	NVIDIA Corp.	30,716	5,350
*	Fortinet Inc.	61,740	4,863
	QUALCOMM Inc.	28,704	4,614
	Lam Research Corp.	45,755	4,582
	Vertiv Holdings Co. Class A	18,618	2,375
*	Gartner Inc.	7,928	1,991
	Broadcom Inc.	6,491	1,930
	NetApp Inc.	15,902	1,794
	Meta Platforms Inc. Class A	2,238	1,653
*	Pure Storage Inc. Class A	19,659	1,526
	Intuit Inc.	2,256	1,505
*	Appfolio Inc. Class A	5,166	1,433
*	Kyndryl Holdings Inc.	39,623	1,260
*	Qualys Inc.	7,769	1,055
*	Commvault Systems Inc.	5,471	1,021
	Pegasystems Inc.	16,818	912
*	Cirrus Logic Inc.	7,671	876
	Jabil Inc.	3,976	814
*	Maplebear Inc.	18,699	811
*	Cargurus Inc.	22,875	792
	Paycom Software Inc.	3,438	781
*	Blackbaud Inc.	10,526	702
*	Teradata Corp.	32,985	692
*	NerdWallet Inc. Class A	63,023	652
*	Atlassian Corp. Ltd. Class A	3,613	642
	CSG Systems International Inc.	9,735	625
	A10 Networks Inc.	33,028	585
*	Qorvo Inc.	6,352	576
*	EverQuote Inc. Class A	24,557	571
	Bentley Systems Inc. Class B	10,098	562
*	Lattice Semiconductor Corp.	7,260	482
*	Yelp Inc.	14,597	462
	Leidos Holdings Inc.	2,438	441
	Hackett Group Inc.	21,087	439
*	F5 Inc.	1,377	431
*	Asana Inc. Class A	28,146	411
	CDW Corp.	2,155	355
*	DXC Technology Co.	24,512	354
*	Elastic NV	3,997	340
*	Viant Technology Inc. Class A	28,680	298
*	Bumble Inc. Class A	47,555	293
	OneSpan Inc.	14,442	218
*	Angi Inc.	10,348	183
*	Diebold Nixdorf Inc.	2,611	160
*	ON Semiconductor Corp.	2,956	147

		Shares	Market Value ($000)
*	Sprout Social Inc. Class A	8,798	139
*	HubSpot Inc.	269	130
*	Nextdoor Holdings Inc.	53,284	109
	Adeia Inc.	5,730	86
			81,254
Telecommunications (1.8%)
	Motorola Solutions Inc.	9,076	4,288
*	Extreme Networks Inc.	38,520	824
	IDT Corp. Class B	10,640	682
*	Calix Inc.	8,214	488
*	Harmonic Inc.	48,882	470
*	ADTRAN Holdings Inc.	45,541	427
*	Roku Inc.	1,987	192
*	Digi International Inc.	5,464	190
			7,561
Total Common Stocks (Cost $370,098)			417,629
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.362% (Cost $773)	7,732	773
Total Investments (99.9%) (Cost $370,871)			418,402
Other Assets and Liabilities—Net (0.1%)			412
Net Assets (100%)			418,814
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	2	647	14
Micro E-mini S&P 500 Index	September 2025	8	259	16
				30
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.